Property, Plant and Equipment	6 Months Ended
Jun. 30, 2026
Property, Plant and Equipment.
Property, Plant and Equipment

7. Property, Plant and Equipment

At June 30, 2026 and December 31, 2025, property plant and equipment consisted of buildings and leasehold improvements, laboratory equipment and other assets. Buildings and leasehold improvements include a right-of-use asset relating to the lease of our Leiden office and laboratory space, with a carrying amount of € 9,212,000 at June 30, 2026 (December 31, 2025: € 9,994,000).